RELATED PARTY TRANSACTIONS - Registration Rights (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) takedown
Related Party Transactions [Abstract]
Shelf takedown, aggregate minimum amount | $	$ 20.0
Shelf takedown, maximum number | takedown	4
Shelf takedown, period per incident	6 months